Net loss per share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three and nine months ended September 30, 2024 and 2023, we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Notes 10 and 12).

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Numerator
Net loss - basic	$(12,977)	$(2,549)	$(11,351)	$(8,122)
Net loss - diluted	$(12,977)	$(2,549)	$(11,351)	$(8,122)

Denominator
Weighted average shares – basic	60,748,810	61,623,820	61,023,855	61,349,985
Weighted average shares – diluted	60,748,810	61,623,820	61,023,855	61,349,985

Net loss per share
Basic	$(0.21)	$(0.04)	$(0.19)	$(0.13)
Diluted	$(0.21)	$(0.04)	$(0.19)	$(0.13)